Other Information (Tables)	12 Months Ended
Dec. 31, 2025
Other Information [Abstract]
Schedule of Financial Guarantees

Financial guarantees are issued through endorsements and sureties, through the entity BR Partners Banco de Investimento S.A. As of December 31, 2025 and 2024. The amounts are show in the table below:

	12/31/2025	12/31/2024
Bank guarantees provided	158,899	157,118
Provision for financial guarantees provided	(197)	(532)
Total	158,702	156,586

Schedule of Group Manages Investment Funds and Shareholders’ Equities

The Group manages investment funds and shareholders’ equities under management are:

	Amount under management
Type	12/31/2025	12/31/2024
FIM - Multimarket Investment Fund	2,107,961	1,474,540
Fundo de Investimento em Participações	630,725	437,973
International Investment Fund	699,269	697,742
Domestic Managed Portfolios	308,589	333,808
International Managed Portfolios	2,194,309	2,241,500